Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Effective Income Tax rate

The Company’s effective income tax rate differs from the statutory federal income tax rate as follows:

	Years Ended December 31,
	2013	2014
Statutory U.S. federal rate	34.0%	34.0%
State income tax	4.7	1.7
Permanent items	0.6	(3.8)
Change in taxing status in Massachusetts to a manufacturer	—	(4.9)
Other	(0.8)	(0.7)
Federal R&D credits	2.0	1.2
State R&D and other credits	0.5	0.7
Change in valuation allowance	(41.0)	(28.2)

Total expense (benefit)	—%	—%

Schedule of Deferred Income Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and the related valuation allowance were as follows, in thousands:

	December 31,
	2013	2014
Deferred income tax assets:
Operating loss carryforwards	$12,299	$20,178
Start-up expenditures	3,316	2,807
Property and equipment	99	46
Intangible assets	3,059	2,589
Stock-based compensation expense	666	738
Research and development credit carryforwards	878	1,216
Accrued expenses and other	652	307

Total deferred income tax assets	20,969	27,881
Valuation allowance	(20,969)	(27,881)

Net deferred income tax assets	$—	$—